SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2025	May 31, 2024		May 31, 2023
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	$ 3	$ 1,316
E U Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1],[2]		663
Management fees	[3],[4]	90	267		$ 263
Professional fees	[3],[4]	664
Soon Aik Global Pte Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1],[5]		8
Shareholders [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1],[6]		395
Director Loans [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1],[7]		245
KDS Steel Pte Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1],[8]	3	5
Logistics services	[4],[9]	1,209	802		789
Utilities	[4],[9]	69	71		72
INNEOVA Industrial Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales	[10]	1	1
Upkeep of machinery	[10]			[11]
Upkeep of motor vehicles	[10]			[11]

[1]	The amounts are unsecured, interest-free and non-repayable on demand.
[2]	E U Holdings Pte. Ltd. is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
[3]	E U Holdings Pte. Ltd. is owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
[4]	E U Holdings Pte. Ltd. is the controlling shareholder of JBDI Holdings Limited and KDS Steel Pte Ltd. KDS Steel Pte Ltd was divested to 3rd party company by E U Holdings Pte Ltd on July 22, 2025.
[5]	Soon Aik Global Pte Ltd is company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.
[6]	The shareholders consist of Ms. Siow KL, Mr. Lim TC, Mr. Lim KS and Arc Development.
[7]	The director loans are due to Mr. Lim CP.
[8]	KDS Steel Pte Ltd is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan. E U Holdings Pte. Ltd. had divested KDS Steel Pte Ltd to 3rd party company on July 22, 2025.
[9]	KDS Steel Pte Ltd is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan. E U Holdings Pte. Ltd. had divested KDS Steel Pte Ltd to 3rd party company on July 22, 2025.
[10]	INNEOVA Industrial Pte Ltd (f.k.a Filtec Private Limited) is a company incorporated in Singapore and indirectly owned by Soon Aik Global Pte Ltd. Soon Aik Global Pte Ltd is a company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.
[11]	The figures are insignificant.